Accrued Liabilities and Other and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities and Other

	December 31, 2018 $	December 31, 2017 $
Voyage and vessel expenses	98,135	69,544
Interest	47,731	42,028
Payroll and benefits and other	41,275	137,659
Deferred revenues and gains - current	30,108	33,121
In-process revenue contracts - current	5,930	13,880
	223,179	296,232

Schedule of Other Long-Term Liabilities
Other Long-Term Liabilities

	December 31, 2018 $	December 31, 2017 $
Deferred revenues and gains	31,324	33,363
Guarantee liabilities	9,434	10,633
Asset retirement obligation	27,759	27,302
Pension liabilities	4,847	6,529
In-process revenue contracts	17,800	24,313
Unrecognized tax benefits	40,556	31,061
Other	1,325	3,168
	133,045	136,369